UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ron Ray
Title:            Chief Financial Officer
Phone:            212-355-6688

Signature, Place, and Date of Signing:


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
/s/ Ronald Ray                    New York, New York                    November 10, 2006
---------------------            -------------------------           -----------------------
  [Signature]                        [City, State]                          [Date]

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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                          0
                                                           ------------------

Form 13F Information Table Entry Total:                                    51
                                                           ------------------

Form 13F Information Table Value Total:                              $574,550
                                                           ------------------
                                                                  (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment anagers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ---------------------------        ------------------

         None.




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
                                                                        Para Advisors, LLC.
                                                                    Form 13F Information Table
                                                                 Quarter ended September 30, 2006

                                                                                  INVESTMENT DISCRETION      VOTING AUTHORITY

                                                     Fair Market Shares or
                                                         Value   Principal SH/ Put/       Shared Shared Other
Issuer                         Title of       Cusip       (in     Amount  PRN  Call Sole Defined Other Managers Sole  Shared  None
                               of Class       Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                        COM           G0070K103  $19,725  360,400  SH         Sole                     360,400
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC               COM           022095103  $35,068  458,100  SH         Sole                     458,100
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COM           025816109  $5,395   96,200   SH         Sole                      96,200
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC        COM           026874107  $19,109  288,400  SH         Sole                     288,400
------------------------------------------------------------------------------------------------------------------------------------
ANWORTH MORTGAGE ASSET CP      COM           037347101  $6,881   824,100  SH         Sole                     824,100
------------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP                   CL B          038521100  $12,635  384,500  SH         Sole                     384,500
------------------------------------------------------------------------------------------------------------------------------------
CAMBREX CORP                   COM           132011107  $6,768   326,800  SH         Sole                     326,800
------------------------------------------------------------------------------------------------------------------------------------
CAPSTEAD MTG CORP              COM NO PAR    14067E506  $1,257   145,700  SH         Sole                     145,700
------------------------------------------------------------------------------------------------------------------------------------
CHARTER COMMUNICATIONS  INC D  CL A          16117M107  $2,045  1,345,400 SH         Sole                    1,345,400
------------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                 COM           20825C104  $8,584   144,200  SH         Sole                     144,200
------------------------------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY HLDGS LT   COM           G30397106  $12,708  360,400  SH         Sole                     360,400
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP                   COM           316869106  $6,757   194,000  SH         Sole                     194,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST DATA CORP                COM           319963104  $12,130  288,800  SH         Sole                     288,800
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                COM           344849104  $6,075   240,600  SH         Sole                     240,600
------------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC    COM CLA       35687m107  $47,509 1,248,600 SH         Sole                    1,248,600
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO            COM           369604103  $23,796  674,100  SH         Sole                     674,100
------------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC    SPON ADR B    400506101  $4,930   145,000  SH         Sole                     145,000
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                        COM           404119109  $23,972  480,500  SH         Sole                     480,500
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                 COM           437076102  $3,486   96,100   SH         Sole                      96,100
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC             COM           438516106  $17,689  432,500  SH         Sole                     432,500
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL RECTIFIER CORP   COM           460254105  $18,399  528,100  SH         Sole                     528,100
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  INVESTMENT DISCRETION      VOTING AUTHORITY

                                                     Fair Market Shares or
                                                         Value   Principal SH/ Put/       Shared Shared Other
Issuer                         Title of       Cusip       (in     Amount  PRN  Call Sole Defined Other Managers Sole  Shared  None
                               of Class       Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS         COM           49455P101  $35,293  336,600  SH         Sole                     336,600
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B          53220k207  $9,642   960,400  SH         Sole                     960,400
------------------------------------------------------------------------------------------------------------------------------------
LUMINENT MTG CAP INC           COM           550278303  $1,499   145,700  SH         Sole                     145,700
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                 COM           594918104  $24,971  913,000  SH         Sole                     913,000
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW       629377508  $20,747  458,000  SH         Sole                     458,000
------------------------------------------------------------------------------------------------------------------------------------
NABI BIOPHARMACEUTICALS        COM           629519109  $8,046  1,392,000 SH         Sole                    1,392,000
------------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL VARCO INC     COM           637071101  $16,915  288,900  SH         Sole                     288,900
------------------------------------------------------------------------------------------------------------------------------------
NAVISTAR INTL CORP NEW         COM           63934E108  $7,452   288,600  SH         Sole                     288,600
------------------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM           68389X105  $14,492  816,900  SH         Sole                     816,900
------------------------------------------------------------------------------------------------------------------------------------
PHELPS DODGE CORP              COM           717265102  $18,414  217,400  SH         Sole                     217,400
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO             COM           723787107  $5,668   144,900  SH         Sole                     144,900
------------------------------------------------------------------------------------------------------------------------------------
QUINTANA MARITIME LTD          SHS           Y7169G109  $1,281   125,000  SH         Sole                     125,000
------------------------------------------------------------------------------------------------------------------------------------
REALOGY CORP                   COM           75605E100  $4,600   200,000  SH         Sole                     200,000
------------------------------------------------------------------------------------------------------------------------------------
S1 CORPORATION                 COM           78463b101  $8,943  1,939,900 SH         Sole                    1,939,900
------------------------------------------------------------------------------------------------------------------------------------
SAIFUN SEMICONDUCTORS LTD      ORD SHARES    M8233P102  $4,167   144,200  SH         Sole                     144,200
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                  COM           803111103  $12,727  792,000  SH         Sole                     792,000
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP               COM           812350106  $25,864  163,600  SH         Sole                     163,600
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER INC                COM           887317105  $15,769  865,000  SH         Sole                     865,000
------------------------------------------------------------------------------------------------------------------------------------
TRIBUNE CO NEW                 COM           896047107  $20,421  624,100  SH         Sole                     624,100
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW          COM           929903102  $11,852  212,400  SH         Sole                     212,400
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP              DEB SR CV 33  370442717  $4,417   192,300  SH         Sole                     192,300
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO            COM           369604103   $764     2,388   SH   CALL  Sole                      2,388
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  INVESTMENT DISCRETION      VOTING AUTHORITY

                                                     Fair Market Shares or
                                                         Value   Principal SH/ Put/       Shared Shared Other
Issuer                         Title of       Cusip       (in     Amount  PRN  Call Sole Defined Other Managers Sole  Shared  None
                               of Class       Number  thousands)
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS         COM           49455P101  $1,157    2,225   SH   CALL  Sole                      2,225
------------------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC               COM           022095103   $231      491    SH   CALL  Sole                       491
------------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP               COM           812350106  $2,115    1,480   SH   CALL  Sole                      1,480
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     MCI EMERG MKT 464287234   $363      980    SH    PUT  Sole                       980
------------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                     RUSSELL 2000  464287655   $689     2,418   SH    PUT  Sole                      2,418
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS INC     CL B          53220k207   $462     3,854   SH    PUT  Sole                      3,854
------------------------------------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO             COM           723787107   $381     1,439   SH    PUT  Sole                      1,439
------------------------------------------------------------------------------------------------------------------------------------
SARA LEE CORP                  COM           803111103   $290     3,861   SH    PUT  Sole                      3,861
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                                  $574,550
(in thousands)


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